RELATED PARTY TRANSACTIONS (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 The Fourth Middle School of Anqing Royalty fees to be paid CNY	Dec. 31, 2012 The Fourth Middle School of Anqing Royalty fees to be paid CNY	Dec. 31, 2013 Rendashiji Technology Development Co., Ltd. Dividend declared not paid as of year end CNY	Dec. 31, 2012 Rendashiji Technology Development Co., Ltd. Dividend declared not paid as of year end CNY	Dec. 31, 2013 Online Education School of Dongbei University of Finance and Economics Cash collected on behalf of related party CNY	Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of Chongqing University Cash collected on behalf of related party CNY	Dec. 31, 2012 Online Education School of Chongqing University Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of Central University of Finance and Economics Cash collected on behalf of related party CNY	Dec. 31, 2012 Online Education School of Central University of Finance and Economics Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of China Agricultural University of China Cash collected on behalf of related party CNY	Dec. 31, 2012 Online Education School of China Agricultural University of China Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of Guangxi Radio and TV University Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of Fujian Radio and TV University Cash collected on behalf of related party CNY	Dec. 31, 2012 Online Education School of Fujian Radio and TV University Cash collected on behalf of related party CNY	Dec. 31, 2013 Online Education School of Beijing Language and Culture University Cash collected on behalf of related party CNY	Dec. 31, 2013 Zhejiang Normal University Cash collected on behalf of related party CNY	Dec. 31, 2012 Zhejiang Normal University Cash collected on behalf of related party CNY
Related Party Transaction
Amounts due to related parties	$ 8,606	52,099	35,507	1,853	1,926	8,199	522	39,259	32,018	1,257	268	220	226	321	355	40	47	46	728	175	146